Subsequent Events	12 Months Ended
Dec. 31, 2025
EBP 002
Subsequent Events:
Subsequent Events:
9.	Subsequent Events:

The Plan Administrator has performed an evaluation of events that have occurred subsequent to December 31, 2025, and through May 21, 2026 (the date these financial statements were available to be issued).  On December 29, 2025, Flushing Financial Corporation entered into a definitive merger agreement with OceanFirst Financial Corp., pursuant to which Flushing Financial Corporation will merge with and into OceanFirst Financial Corp. in an all-stock transaction. All required regulatory and shareholder approvals have been obtained, and the merger is expected to close no later than June 1, 2026.